Consolidated Statements of Cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities of continuing operations:
Net income from continuing operations	$ 98,178	$ 30,367	$ 24,421
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations:
Vessel depreciation and amortization (Note 6)	46,935	41,405	29,261
Amortization and write-off of deferred financing costs	3,122	3,047	1,096
Amortization / accretion of above / below market acquired charters (Note 7)	7,287	11,696	14,380
Equity compensation expense (Note 14)	2,043	2,049	907
Change in fair value of derivatives (Note 9)	3,167	0	0
Unrealized gain from exchange difference of Euro denominated Bonds (Notes 8, 9)	(3,374)	0	0
Gain on sale of vessels (Note 6)	(46,812)	0	0
Changes in operating assets and liabilities:
Trade accounts receivable	(3,170)	(165)	13,436
Prepayments and other assets	(201)	(1,384)	(1,195)
Inventories	(1,481)	(2,057)	45
Claims	(696)	339	(1,085)
Trade accounts payable	(252)	3,779	(9,406)
Due to related parties	(472)	(1,999)	(12,486)
Accrued liabilities	2,687	684	(9,558)
Deferred revenue	6,098	(1,005)	(3,585)
Dry-docking costs paid	(1,895)	(6,074)	(954)
Net cash provided by operating activities of continuing operations	111,164	80,682	45,277
Cash flows from investing activities of continuing operations:
Vessel acquisitions and improvements including time charter agreements (Notes 6, 7)	(368,096)	(185,247)	(6,519)
Net proceeds from sale of vessels (Note 6)	193,031	0	0
Net cash used in investing activities of continuing operations	(175,065)	(185,247)	(6,519)
Cash flows from financing activities of continuing operations:
Proceeds from long-term debt (Note 8)	204,266	270,850	0
Payments of long-term debt (Note 8)	(145,471)	(153,573)	(32,733)
Deferred financing costs paid	(6,131)	(4,765)	(788)
Repurchase of common units (Note 13)	(4,499)	0	0
Redemption of Class B unit holders (Note 13)	0	0	(116,850)
Dividends paid (Note 13)	(7,613)	(17,075)	(28,771)
Net cash provided by / (used in) financing activities of continuing operations	40,552	95,437	(179,142)
Net decrease in cash, cash equivalents and restricted cash from continuing operations	(23,349)	(9,128)	(140,384)
Cash flows from discontinued operations
Operating activities	0	0	8,905
Investing activities	0	0	(1,484)
Financing activities	0	0	158,228
Net increase in cash, cash equivalents and restricted cash from discontinued operations	0	0	165,649
Net (decrease) / increase in cash, cash equivalents and restricted cash	(23,349)	(9,128)	25,265
Cash, cash equivalents and restricted cash at the beginning of the year	54,336	63,464	38,199
Cash, cash equivalents and restricted cash at the end of the year	30,987	54,336	63,464
Supplemental cash flow information
Cash paid for interest	15,750	15,347	20,138
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	1,008	2,507	15,004
Capitalized dry-docking costs included in liabilities	123	1,649	2,560
Deferred financing costs included in liabilities	112	6	0
Financing arrangements and credit facility assumed in connection with the acquisition of companies owning vessels (Notes 5, 8)	866,344	0	0
Seller’s credit agreements in connection with the acquisition of companies owning vessels (Notes 5, 8)	16,000	0	0
Issuance of common units in connection with the acquisition of companies owning vessels (Notes 5, 13)	15,277	0	0
Expenses for sale of vessels included in liabilities (Note 6)	1,984	0	0
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	20,373	47,336	57,964
Restricted cash - Non-current assets	10,614	7,000	5,500
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 30,987	$ 54,336	$ 63,464